Related Party and Party-in-Interest Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Offset administrative services in income	$ 110,882